ZHEJIANG TIANLAN CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY ¥ in Thousands, $ in Thousands	USD ($)	Ordinary Share USD ($)	Retained Earnings USD ($)	Non-controlling Interests USD ($)	ZHEJIANG TIANLAN CNY (¥)	ZHEJIANG TIANLAN Ordinary Share CNY (¥)	ZHEJIANG TIANLAN Capital reserve CNY (¥)	ZHEJIANG TIANLAN PRC statutory reserves CNY (¥)	ZHEJIANG TIANLAN Retained Earnings CNY (¥)	ZHEJIANG TIANLAN Non-controlling Interests CNY (¥)
Beginning balance, amount at Dec. 31, 2016					¥ 186,795	¥ 81,372	¥ 26,480	¥ 11,636	¥ 65,394	¥ 1,913
Net income / (loss)	$ 367		$ 473	$ (106)	26,215				26,234	(19)
Dividend paid					(9,496)				(9,496)
Appropriation of reserves					0			2,486	(2,486)
Issue share capital					7,800	1,200	6,000			600
Ending balance, amount at Dec. 31, 2017					211,314	82,572	32,480	14,122	79,646	2,494
Net income / (loss)	(61)		88	(149)	(26,227)				(26,646)	419
Dividend paid					(9,908)				(9,908)
Capitalization of gain on disposal of subsidiaries to the shareholders					373		1,874			(1,501)
Appropriation of reserves	0		36		0		1,212	(219)	(993)
Issue share capital					2,450					2,450
Ending balance, amount at Dec. 31, 2018					178,002	82,572	35,566	13,903	42,099	3,862
Net income / (loss)	$ (210)		$ (146)	$ (64)	4,358				4,842	(484)
Appropriation of reserves					0			518	(518)
Others					509		(56)			565
Ending balance, amount at Dec. 31, 2019					¥ 182,869	¥ 82,572	¥ 35,510	¥ 14,421	¥ 46,423	¥ 3,943